Supplement Dated June 8, 2018

to the

Prospectus Dated May 1, 2005

and the

Statement of Additional Information Dated May 1, 2018

For the

Farmers Variable Annuity I

issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

This Supplement updates certain information in your variable annuity contract (“Contract”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Investment Adviser Name Change

Effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the investment adviser for Deutsche Variable Series I and Deutsche Variable Series II, will be renamed to DWS Investment Management Americas, Inc. As a result of the name change, all references to Deutsche Investment Management Americas Inc. are deleted from your Prospectus and Statement of Additional Information and are replaced with references to DWS Investment Management Americas, Inc.

Fund Name Changes

Effective on or about July 2, 2018, Deutsche Variable Series I will change its name to Deutsche DWS Variable Series I.

Effective on or about July 2, 2018, Deutsche Variable Series II will change its name to Deutsche DWS Variable Series II.

As a result of the Fund name changes, all references to Deutsche Variable Series I and Deutsche Variable Series II are deleted from your Prospectus and Statement of Additional Information and are replaced with references to Deutsche DWS Variable Series I and Deutsche DWS Variable Series II, respectively.

Portfolio Name Changes

Effective on or about July 2, 2018, Deutsche Bond VIP will change its name to DWS Bond VIP.

Effective on or about July 2, 2018, Deutsche Core Equity VIP will change its name to DWS Core Equity VIP.

Effective on or about July 2, 2018, Deutsche CROCI® International VIP will change its name to DWS CROCI® International VIP.

Effective on or about July 2, 2018, Deutsche Government & Agency Securities VIP will change its name to DWS Government & Agency Securities VIP.

Effective on or about July 2, 2018, Deutsche High Income VIP will change its name to DWS High Income VIP.

Effective on or about July 2, 2018, Deutsche CROCI® U.S. VIP will change its name to DWS CROCI® U.S. VIP.

Effective on or about July 2, 2018, Deutsche Government Money Market VIP will change its name to DWS Government Money Market VIP.

Effective on or about July 2, 2018, Deutsche Small Mid Cap Growth VIP will change its name to DWS Small Mid Cap Growth VIP.

Effective July 30, 2018, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) will change its name to PIMCO International Bond Portfolio (U.S. Dollar-Hedged).

As a result of the Portfolio name changes, all references to Deutsche Bond VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche CROCI® U.S. VIP, Deutsche Government Money Market VIP, Deutsche Small Mid Cap Growth VIP, and PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) are deleted from your Prospectus and Statement of Additional Information and replaced with references to DWS Bond VIP, DWS Core Equity VIP, DWS CROCI® International VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS CROCI® U.S. VIP, DWS Government Money Market VIP, DWS Small Mid Cap Growth VIP, and PIMCO International Bond Portfolio (U.S. Dollar-Hedged), respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.

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